Document and Entity Information	Jan. 31, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580608
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	SANTANDER CONSUMER USA HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36270
Entity Tax Identification Number	32-0414408
Entity Address, Address Line One	1601 Elm St.
Entity Address, Address Line Two	Suite #800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	634-1110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false